Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio
January 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.07%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 2.98% (LIBOR01M + 2.85%) 11/25/29 •	77,467	$78,731
Series 2018-C02 2M2 2.33% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 •	78,132	78,376
Series 2018-C03 1M2 2.28% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 •	125,355	125,473
Series 2018-C05 1M2 2.48% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 •	98,159	98,697

Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	12,082	14,315
Fannie Mae REMICs Series 2011-118 DC 4.00% 11/25/41	114,010	123,116
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	54,909	57,329
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 3.38% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 •	239,493	246,927
Series 2017-DNA3 M2 2.63% (LIBOR01M + 2.50%) 3/25/30 •	500,000	508,924
Series 2018-HQA1 M2 2.43% (LIBOR01M + 2.30%) 9/25/30 •	145,609	146,072
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4 M2 144A 2.18% (LIBOR01M + 2.05%) 11/25/49 #, •	403,495	403,874
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA6 M2 144A 2.082% (SOFR30A + 2.00%) 12/25/50 #, •	400,000	$400,875
Series 2021-DNA1 M2 144A 1.879% (SOFR30A + 1.80%) 1/25/51 #, •	800,000	799,500
GNMA
Series 2017-130 YJ 2.50% 8/20/47	40,000	43,007
Series 2018-34 TY 3.50% 3/20/48	45,000	47,983
Total Agency Collateralized Mortgage Obligations (cost $3,127,348)		3,173,199

Agency Commercial Mortgage-Backed Securities — 0.74%
FREMF Mortgage Trust
Series 2011-K15 B 144A 4.991% 8/25/44 #, •	150,000	152,576
Series 2012-K22 B 144A 3.686% 8/25/45 #, •	60,000	62,647
Series 2013-K25 C 144A 3.62% 11/25/45 #, •	280,000	290,319
Series 2014-K717 B 144A 3.63% 11/25/47 #, •	90,000	91,191
Series 2014-K717 C 144A 3.63% 11/25/47 #, •	40,000	40,452
Series 2016-K53 B 144A 4.021% 3/25/49 #, •	15,000	16,717
Series 2016-K722 B 144A 3.845% 7/25/49 #, •	370,000	391,414
Series 2017-K71 B 144A 3.753% 11/25/50 #, •	80,000	88,323
Total Agency Commercial Mortgage-Backed Securities (cost $1,097,489)		1,133,639

NQ-164 [1/21] 3/21 (1552108)    1

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities — 15.52%
Fannie Mae 3.00% 2/1/57	181,050	$197,464
Fannie Mae S.F. 30 yr
2.00% 11/1/50	504,679	523,791
2.00% 1/1/51	193,657	200,434
2.00% 1/1/51	450,000	466,497
2.00% 1/1/51	143,000	148,173
2.00% 2/1/51	203,000	210,258
2.00% 2/1/51	142,000	146,901
2.50% 11/1/50	444,003	469,699
2.50% 11/1/50	709,323	747,564
2.50% 2/1/51	94,000	99,006
3.00% 10/1/46	1,028,426	1,108,072
3.00% 4/1/47	119,394	126,869
3.00% 11/1/48	20,685	21,749
3.00% 11/1/48	139,272	147,441
3.00% 10/1/49	279,694	294,859
3.00% 12/1/49	321,560	345,588
3.00% 3/1/50	141,215	149,689
3.00% 7/1/50	136,912	144,301
3.00% 7/1/50	177,914	187,355
3.50% 7/1/47	383,896	417,948
3.50% 11/1/48	254,819	270,876
3.50% 12/1/49	1,379,685	1,506,226
3.50% 1/1/50	526,400	559,297
4.00% 10/1/48	453,184	500,577
4.50% 6/1/40	26,376	29,243
4.50% 7/1/40	31,808	34,735
4.50% 2/1/41	111,786	125,061
4.50% 8/1/41	39,300	44,572
4.50% 10/1/45	102,345	114,470
4.50% 5/1/46	284,011	319,152
4.50% 5/1/46	33,401	37,383
4.50% 4/1/48	838,193	942,195
4.50% 9/1/48	43,412	48,178
4.50% 1/1/49	685,338	762,206
4.50% 1/1/49	251,648	276,825
4.50% 1/1/50	187,962	205,277
5.00% 7/1/47	476,531	553,172
5.50% 5/1/44	1,544,089	1,803,796
5.50% 5/1/44	225,697	263,682
6.00% 6/1/41	291,000	350,068
6.00% 7/1/41	367,216	448,690
6.00% 7/1/41	597,126	718,105
6.00% 1/1/42	236,664	284,648
Fannie Mae S.F. 30 yr TBA
2.00% 2/1/51	2,083,000	2,151,023
2.50% 2/15/29	2,903,000	3,058,923
Freddie Mac S.F. 30 yr
2.50% 11/1/50	712,519	752,275
3.00% 11/1/49	183,384	193,165
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
3.00% 12/1/49	74,940	$79,431
3.00% 1/1/50	132,729	141,521
4.50% 3/1/42	29,579	33,292
4.50% 1/1/49	156,111	175,795
4.50% 8/1/49	345,109	383,162
5.50% 6/1/41	273,510	320,490

GNMA I S.F. 30 yr 3.00% 3/15/50	137,580	144,982
GNMA II S.F. 30 yr 5.50% 5/20/37	10,058	11,635
Total Agency Mortgage-Backed Securities (cost $23,099,951)		23,797,786

Collateralized Debt Obligations — 1.88%
Apex Credit CLO Series 2017-1A A1 144A 1.688% (LIBOR03M + 1.47%, Floor 1.47%) 4/24/29 #, •	288,927	288,745
CFIP CLO Series 2017-1A A 144A 1.443% (LIBOR03M + 1.22%) 1/18/30 #, •	500,000	501,555
Man GLG US CLO Series 2018-1A A1R 144A 1.364% (LIBOR03M + 1.14%) 4/22/30 #, •	700,000	695,061
Midocean Credit CLO IX Series 2018-9A A1 144A 1.374% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/31 #, •	250,000	250,631
Midocean Credit CLO VIII Series 2018-8A A1 144A 1.374% (LIBOR03M + 1.15%) 2/20/31 #, •	250,000	249,771
Saranac CLO VII Series 2014-2A A1AR 144A 1.454% (LIBOR03M + 1.23%) 11/20/29 #, •	245,988	245,342
Signal Peak CLO 5 Series 2018-5A A 144A 1.328% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, •	400,000	400,332

2    NQ-164 [1/21] 3/21 (1552108)

(Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Steele Creek CLO Series 2017-1A A 144A 1.491% (LIBOR03M + 1.25%) 10/15/30 #, •	250,000	$249,442
Total Collateralized Debt Obligations (cost $2,885,118)		2,880,879

Corporate Bonds — 48.03%
Banking — 8.96%
Akbank T.A.S. 144A 6.80% 2/6/26 #	200,000	213,977
Ally Financial 5.75% 11/20/25	260,000	302,957
Banco Continental 144A 2.75% 12/10/25 #	150,000	147,225
Banco de Credito del Peru 144A 2.70% 1/11/25 #	200,000	209,050
Banco del Estado de Chile 144A 2.704% 1/9/25 #	200,000	211,640
Banco Industrial 144A 4.875% 1/29/31 #, μ	150,000	153,938
Bangkok Bank 144A 3.733% 9/25/34 #, μ	200,000	210,713
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ	200,000	211,457
Bank of America
1.922% 10/24/31 μ	125,000	124,151
2.676% 6/19/41 μ	570,000	570,431
2.831% 10/24/51 μ	40,000	39,972

Bank of China 144A 5.00% 11/13/24 #	200,000	225,275
Barclays 5.20% 5/12/26	200,000	231,929
BBVA Bancomer 144A 6.75% 9/30/22 #	167,000	180,778
BBVA USA
2.875% 6/29/22	250,000	258,244
3.875% 4/10/25	250,000	280,853

BDO Unibank 2.125% 1/13/26	200,000	205,826
Citizens Financial Group 5.65% 10/6/25 μ, ψ	95,000	106,638
Credit Suisse Group
144A 4.194% 4/1/31 #, μ	250,000	289,967
144A 6.25% 12/18/24 #, μ, ψ	800,000	877,007
144A 7.25% 9/12/25 #, μ, ψ	200,000	225,259
Deutsche Bank
3.547% 9/18/31 μ	335,000	353,767
3.729% 1/14/32 μ	400,000	398,315

Goldman Sachs Group 1.992% 1/27/32 μ	120,000	120,047
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
1.04% 2/4/27 μ	75,000	$75,048
1.953% 2/4/32 μ	80,000	80,218
3.109% 4/22/41 μ	70,000	75,830
4.023% 12/5/24 μ	305,000	334,763
4.60% 2/1/25 μ, ψ	135,000	139,084
5.00% 8/1/24 μ, ψ	230,000	242,800
Morgan Stanley
1.794% 2/13/32 μ	10,000	9,869
2.188% 4/28/26 μ	320,000	336,327
5.00% 11/24/25	650,000	768,575

Natwest Group 8.625% 8/15/21 μ, ψ	500,000	518,610
PNC Financial Services Group 2.60% 7/23/26	475,000	518,714
QNB Finance 2.625% 5/12/25	200,000	210,619
Santander UK 144A 5.00% 11/7/23 #	180,000	198,409
SVB Financial Group
1.80% 2/2/31	85,000	84,096
4.10% 2/15/31 μ, ψ	160,000	162,992

Truist Bank 2.636% 9/17/29 μ	334,000	353,958
Truist Financial 4.95% 9/1/25 μ, ψ	415,000	454,425
UBS Group
144A 4.125% 9/24/25 #	225,000	255,877
6.875% 8/7/25 μ, ψ	330,000	372,487
6.875% 3/22/21 μ, ψ	400,000	402,824
7.125% 8/10/21 μ, ψ	200,000	205,382
US Bancorp
1.45% 5/12/25	165,000	170,483
3.10% 4/27/26	140,000	155,324
3.60% 9/11/24	40,000	44,210
3.95% 11/17/25	495,000	568,101

US Bank 3.40% 7/24/23	250,000	268,766
USB Capital IX 3.50% (LIBOR03M + 1.02%) 4/15/11 ψ, •	95,000	92,625
Wells Fargo & Co.
3.068% 4/30/41 μ	85,000	89,079
3.90% 3/15/26 μ, ψ	170,000	170,106

Woori Bank 144A 4.75% 4/30/24 #	200,000	222,098
		13,731,115
Basic Industry — 3.43%
Avient 144A 5.75% 5/15/25 #	200,000	212,500

NQ-164 [1/21] 3/21 (1552108)    3

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Chemours 7.00% 5/15/25	132,000	$136,587
Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #	269,000	294,125
CSN Islands XII 144A 7.00% 9/23/15 #, ψ	100,000	97,815
First Quantum Minerals 144A 7.50% 4/1/25 #	200,000	207,006
Freeport-McMoRan
4.125% 3/1/28	85,000	89,562
4.25% 3/1/30	47,000	50,995
4.625% 8/1/30	95,000	105,645
5.45% 3/15/43	140,000	175,260
Hudbay Minerals
144A 6.125% 4/1/29 #	25,000	26,563
144A 7.625% 1/15/25 #	166,000	173,109

Inversiones CMPC 144A 4.75% 9/15/24 #	200,000	221,213
Israel Chemicals 144A 6.375% 5/31/38 #	145,000	192,488
LYB International Finance III 2.875% 5/1/25	329,000	354,614
Methanex 5.25% 12/15/29	320,000	335,600
Minera Mexico 144A 4.50% 1/26/50 #	200,000	226,874
Newmont
2.25% 10/1/30	290,000	298,535
2.80% 10/1/29	330,000	355,014

Nutrition & Biosciences 144A 3.268% 11/15/40 #	365,000	384,742
OCP 144A 4.50% 10/22/25 #	200,000	217,395
Olin
5.00% 2/1/30	230,000	241,494
5.625% 8/1/29	90,000	96,413

PowerTeam Services 144A 9.033% 12/4/25 #	210,000	233,100
Sasol Financing USA 5.875% 3/27/24	200,000	211,000
Vale Overseas 3.75% 7/8/30	145,000	159,116
Vedanta Resources Finance II 144A 9.25% 4/23/26 #	200,000	165,400
		5,262,165
Brokerage — 0.68%
Banco BTG Pactual 144A 2.75% 1/11/26 #	200,000	195,200
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Charles Schwab
4.00% 12/1/30 μ, ψ	90,000	$93,150
5.375% 6/1/25 μ, ψ	265,000	294,378
Jefferies Group
4.15% 1/23/30	175,000	202,851
6.45% 6/8/27	30,000	38,472
6.50% 1/20/43	160,000	216,358
		1,040,409
Capital Goods — 1.87%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	200,000	210,500
Ashtead Capital 144A 5.25% 8/1/26 #	230,000	243,416
Boise Cascade 144A 4.875% 7/1/30 #	210,000	228,506
Cemex 144A 7.375% 6/5/27 #	200,000	226,000
Covanta Holding 5.00% 9/1/30	70,000	73,588
General Electric
3.625% 5/1/30	140,000	155,592
4.35% 5/1/50	125,000	144,629

GFL Environmental 144A 3.75% 8/1/25 #	75,000	76,641
L3Harris Technologies
2.90% 12/15/29	140,000	153,586
3.85% 6/15/23	80,000	86,224

Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	315,000	319,265
Otis Worldwide 3.362% 2/15/50	22,000	23,991
Standard Industries
144A 3.375% 1/15/31 #	129,000	127,575
144A 5.00% 2/15/27 #	116,000	121,002
TransDigm
5.50% 11/15/27	145,000	149,016
144A 6.25% 3/15/26 #	88,000	93,188

United Rentals North America 3.875% 2/15/31	199,000	207,831
WESCO Distribution 144A 7.25% 6/15/28 #	200,000	224,954
		2,865,504
Communications — 8.62%
Altice Financing 144A 5.00% 1/15/28 #	200,000	205,263
Altice France Holding 144A 10.50% 5/15/27 #	200,000	224,625

4    NQ-164 [1/21] 3/21 (1552108)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
AT&T
3.10% 2/1/43	85,000	$82,897
3.50% 6/1/41	362,000	374,063
144A 3.50% 9/15/53 #	95,000	91,708
3.65% 6/1/51	85,000	85,420

C&W Senior Financing 144A 7.50% 10/15/26 #	200,000	212,135
Charter Communications Operating
3.70% 4/1/51	275,000	272,234
4.464% 7/23/22	385,000	404,582
4.80% 3/1/50	155,000	176,654
5.05% 3/30/29	220,000	263,211

Clear Channel Worldwide Holdings 9.25% 2/15/24	65,000	67,736
Comcast
3.20% 7/15/36	195,000	216,099
3.70% 4/15/24	305,000	335,483
3.75% 4/1/40	45,000	52,506

Connect Finco 144A 6.75% 10/1/26 #	200,000	213,970
Crown Castle International
3.80% 2/15/28	305,000	344,764
4.30% 2/15/29	505,000	591,447
5.25% 1/15/23	275,000	299,913
CSC Holdings
144A 4.625% 12/1/30 #	200,000	204,277
144A 5.50% 4/15/27 #	200,000	211,140
Discovery Communications
4.125% 5/15/29	305,000	353,765
5.20% 9/20/47	455,000	579,084

Frontier Communications 144A 5.875% 10/15/27 #	150,000	161,486
HTA Group 144A 7.00% 12/18/25 #	200,000	214,450
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	200,000	210,250
Level 3 Financing 144A 3.625% 1/15/29 #	140,000	139,564
Nexstar Broadcasting 144A 4.75% 11/1/28 #	245,000	252,809
Prosus 144A 3.832% 2/8/51 #	200,000	194,786
Sprint Spectrum 144A 4.738% 9/20/29 #	220,000	239,475
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Terrier Media Buyer 144A 8.875% 12/15/27 #	279,000	$302,192
Time Warner Cable 7.30% 7/1/38	360,000	526,063
Time Warner Entertainment 8.375% 3/15/23	185,000	215,375
T-Mobile USA
144A 1.50% 2/15/26 #	85,000	86,042
144A 2.55% 2/15/31 #	55,000	56,404
144A 3.00% 2/15/41 #	150,000	147,956
144A 3.50% 4/15/25 #	100,000	109,720
144A 3.75% 4/15/27 #	155,000	174,346
144A 3.875% 4/15/30 #	380,000	429,560

Turk Telekomunikasyon 144A 6.875% 2/28/25 #	200,000	223,000
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	200,000	214,335
Verizon Communications
2.65% 11/20/40	35,000	34,163
4.00% 3/22/50	35,000	40,472
4.50% 8/10/33	1,180,000	1,456,450
ViacomCBS
4.375% 3/15/43	305,000	354,322
4.95% 1/15/31	390,000	482,640

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	200,042
Vodafone Group
4.25% 9/17/50	200,000	237,806
4.875% 6/19/49	480,000	619,305

Zayo Group Holdings 144A 6.125% 3/1/28 #	20,000	20,838
		13,206,827
Consumer Cyclical — 2.84%
Allison Transmission 144A 5.875% 6/1/29 #	240,000	264,872
Boyd Gaming 4.75% 12/1/27	180,000	184,806
Caesars Entertainment 144A 6.25% 7/1/25 #	170,000	179,379
Carnival 144A 7.625% 3/1/26 #	212,000	224,588
Ford Motor Credit 4.542% 8/1/26	490,000	524,913
General Motors
5.00% 10/1/28	116,000	137,422
5.40% 10/2/23	75,000	83,936
6.125% 10/1/25	75,000	90,379

NQ-164 [1/21] 3/21 (1552108)    5

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors Financial
2.35% 1/8/31	60,000	$59,623
5.20% 3/20/23	140,000	153,073
5.25% 3/1/26	296,000	348,504
5.70% 9/30/30 μ, ψ	165,000	185,831

Hutama Karya Persero 144A 3.75% 5/11/30 #	200,000	221,178
Hyundai Capital America 144A 3.50% 11/2/26 #	65,000	71,767
JSM Global 144A 4.75% 10/20/30 #	200,000	211,128
Lowe's 3.00% 10/15/50	165,000	168,606
Meituan 144A 3.05% 10/28/30 #	200,000	208,555
MercadoLibre 3.125% 1/14/31	200,000	201,128
MGM Resorts International 4.75% 10/15/28	150,000	156,555
Murphy Oil USA 144A 3.75% 2/15/31 #	60,000	60,150
Sands China 144A 3.80% 1/8/26 #	200,000	212,496
Scientific Games International 144A 8.25% 3/15/26 #	237,000	251,004
Six Flags Entertainment 144A 4.875% 7/31/24 #	150,000	149,120
		4,349,013
Consumer Non-Cyclical — 3.85%
AbbVie
2.95% 11/21/26	410,000	451,419
4.05% 11/21/39	346,000	406,454

Anheuser-Busch InBev Worldwide 4.50% 6/1/50	365,000	442,039
Aramark Services 144A 5.00% 2/1/28 #	140,000	146,139
Auna 144A 6.50% 11/20/25 #	200,000	210,250
BAT Capital 2.259% 3/25/28	165,000	168,817
BAT International Finance 1.668% 3/25/26	110,000	111,788
Bausch Health 144A 6.25% 2/15/29 #	389,000	417,794
Biogen 3.15% 5/1/50	170,000	170,170
Cigna 3.20% 3/15/40	70,000	75,247
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
1.875% 2/28/31	35,000	$34,673
4.30% 3/25/28	421,000	494,862
4.78% 3/25/38	120,000	148,622
Encompass Health
4.50% 2/1/28	95,000	99,079
4.75% 2/1/30	68,000	73,255

Energizer Holdings 144A 4.375% 3/31/29 #	145,000	148,480
Gilead Sciences 4.15% 3/1/47	275,000	329,121
MHP 144A 6.95% 4/3/26 #	200,000	218,234
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	164,320
Pilgrim's Pride 144A 5.875% 9/30/27 #	157,000	167,276
Post Holdings 144A 4.625% 4/15/30 #	97,000	100,659
Regeneron Pharmaceuticals 1.75% 9/15/30	90,000	87,778
Takeda Pharmaceutical
3.025% 7/9/40	200,000	206,028
3.175% 7/9/50	200,000	205,351
Tenet Healthcare
5.125% 5/1/25	236,000	239,396
144A 6.125% 10/1/28 #	145,000	151,722

Ulker Biskuvi Sanayi 144A 6.95% 10/30/25 #	200,000	217,424
Viatris
144A 2.30% 6/22/27 #	30,000	31,738
144A 2.70% 6/22/30 #	120,000	126,207
144A 4.00% 6/22/50 #	50,000	55,855
		5,900,197
Electric — 3.67%
Calpine
144A 4.50% 2/15/28 #	55,000	56,579
144A 5.00% 2/1/31 #	185,000	190,365
144A 5.125% 3/15/28 #	55,000	57,003

Centrais Eletricas Brasileiras 144A 3.625% 2/4/25 #	200,000	204,450
Comision Federal de Electricidad 144A 4.75% 2/23/27 #	200,000	225,712
Duke Energy 4.875% 9/16/24 μ, ψ	345,000	369,150

6    NQ-164 [1/21] 3/21 (1552108)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Electricite de France 2.875% 12/15/26 μ, ψ	EUR	200,000	$250,669
EnfraGen Energia Sur 144A 5.375% 12/30/30 #		200,000	202,300
Entergy Arkansas 4.20% 4/1/49		155,000	195,306
Entergy Mississippi 3.85% 6/1/49		330,000	388,257
Entergy Texas 3.55% 9/30/49		130,000	145,785
Evergy Kansas Central 3.45% 4/15/50		130,000	145,964
FirstEnergy Transmission 144A 4.55% 4/1/49 #		140,000	158,486
Israel Electric 144A 5.00% 11/12/24 #		200,000	227,367
Kallpa Generacion 144A 4.125% 8/16/27 #		200,000	217,205
Louisville Gas and Electric 4.25% 4/1/49		280,000	346,284
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #		250,000	254,670
Pacific Gas and Electric
2.10% 8/1/27		55,000	55,887
2.50% 2/1/31		80,000	79,535
3.30% 8/1/40		128,000	126,333

Perusahaan Listrik Negara 144A 3.875% 7/17/29 #		200,000	218,900
PG&E 5.25% 7/1/30		285,000	313,856
Southern California Edison
3.65% 2/1/50		165,000	178,000
4.00% 4/1/47		105,000	117,582
4.875% 3/1/49		455,000	576,423

Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #		85,000	92,600
Vistra Operations 144A 5.50% 9/1/26 #		229,000	238,378
			5,633,046
Energy — 6.98%
BP Capital Markets 4.875% 3/22/30 μ, ψ		305,000	333,151
Chevron USA 3.90% 11/15/24		200,000	223,392
CNX Resources 144A 6.00% 1/15/29 #		345,000	357,187
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	210,000	$202,694
Ecopetrol 6.875% 4/29/30	120,000	149,550
Energy Transfer Operating
5.25% 4/15/29	220,000	253,976
6.25% 4/15/49	490,000	580,434

ENN Energy Holdings 144A 2.625% 9/17/30 #	200,000	201,515
Enterprise Products Operating 3.20% 2/15/52	645,000	621,234
Equinor 1.75% 1/22/26	70,000	72,992
Galaxy Pipeline Assets Bidco
144A 1.75% 9/30/27 #	200,000	202,716
144A 2.625% 3/31/36 #	200,000	202,314

Geopark 144A 6.50% 9/21/24 #	200,000	207,250
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #	200,000	215,167
Lukoil Securities 144A 3.875% 5/6/30 #	200,000	213,700
Marathon Oil 4.40% 7/15/27	875,000	986,765
MPLX
1.75% 3/1/26	75,000	76,530
2.65% 8/15/30	70,000	71,704
4.00% 3/15/28	60,000	68,310
4.125% 3/1/27	370,000	422,446
4.70% 4/15/48	135,000	151,902
5.50% 2/15/49	465,000	581,452

Murphy Oil 5.875% 12/1/27	318,000	302,622
NiSource 5.65% 6/15/23 μ, ψ	200,000	206,250
NuStar Logistics 6.375% 10/1/30	290,000	319,906
ONEOK 7.50% 9/1/23	505,000	582,221
PDC Energy 5.75% 5/15/26	145,000	147,897
Petrobras Global Finance 5.093% 1/15/30	110,000	120,973
Petroleos Mexicanos 6.75% 9/21/47	60,000	52,508
PTTEP Treasury Center 144A 2.587% 6/10/27 #	200,000	211,551

NQ-164 [1/21] 3/21 (1552108)    7

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Sabine Pass Liquefaction
5.625% 3/1/25	315,000	$367,641
5.75% 5/15/24	359,000	411,022

Saudi Arabian Oil 144A 4.25% 4/16/39 #	220,000	253,205
Schlumberger Holdings 144A 4.30% 5/1/29 #	62,000	71,219
Sempra Energy 4.875% 10/15/25 μ, ψ	115,000	124,165
Southwestern Energy 7.75% 10/1/27	255,000	269,503
Targa Resources Partners 5.375% 2/1/27	190,000	196,797
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	200,000	206,550
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	435,000	455,034
		10,695,445
Finance Companies — 1.29%
AerCap Ireland Capital DAC
3.65% 7/21/27	340,000	365,064
4.625% 10/15/27	150,000	169,943
6.50% 7/15/25	150,000	177,816
Air Lease
2.875% 1/15/26	220,000	232,094
3.00% 2/1/30	315,000	321,141
3.375% 7/1/25	70,000	75,335

DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	212,609
GE Capital Funding 144A 3.45% 5/15/25 #	200,000	219,505
Oryx Funding 144A 5.80% 2/3/31 #	200,000	204,970
		1,978,477
Insurance — 0.74%
AssuredPartners 144A 7.00% 8/15/25 #	127,000	131,206
Brighthouse Financial 5.625% 5/15/30	90,000	110,408
GTCR AP Finance 144A 8.00% 5/15/27 #	51,000	55,080
HUB International 144A 7.00% 5/1/26 #	150,000	155,776
MetLife
3.85% 9/15/25 μ, ψ	185,000	191,475
6.40% 12/15/66	5,000	6,463

Prudential Financial 5.375% 5/15/45 μ	265,000	292,825
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

USI 144A 6.875% 5/1/25 #		190,000	$193,645
			1,136,878
REITs — 0.82%
American Tower 1.875% 10/15/30		380,000	376,433
American Tower Trust #1 144A 3.07% 3/15/48 #		120,000	122,166
Arabian Centres Sukuk 144A 5.375% 11/26/24 #		200,000	206,755
Corporate Office Properties 5.25% 2/15/24		23,000	25,654
CubeSmart 3.00% 2/15/30		110,000	118,210
Goodman HK Finance 4.375% 6/19/24		200,000	217,595
Kaisa Group Holdings 9.375% 6/30/24		200,000	189,964
			1,256,777
Technology — 1.75%
Black Knight InfoServ 144A 3.625% 9/1/28 #		141,000	142,861
CommScope Technologies 144A 5.00% 3/15/27 #		285,000	283,041
Equinix 5.375% 5/15/27		280,000	304,000
Gartner 144A 3.75% 10/1/30 #		145,000	149,257
Global Payments
2.65% 2/15/25		342,000	365,075
2.90% 5/15/30		63,000	67,499
3.20% 8/15/29		225,000	246,287
Iron Mountain
144A 4.50% 2/15/31 #		65,000	66,549
144A 5.25% 7/15/30 #		215,000	228,169

Microchip Technology 144A 4.25% 9/1/25 #		100,000	104,773
NXP
144A 2.70% 5/1/25 #		20,000	21,427
144A 3.40% 5/1/30 #		35,000	39,148
144A 4.30% 6/18/29 #		27,000	31,569
144A 4.875% 3/1/24 #		300,000	337,193

SK Hynix 144A 2.375% 1/19/31 #		200,000	201,623
Xilinx 2.375% 6/1/30		90,000	93,367
			2,681,838
Transportation — 2.13%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	200,000	249,287

8    NQ-164 [1/21] 3/21 (1552108)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Adani Ports & Special Economic Zone 144A 3.10% 2/2/31 #	200,000	$198,378
Aeropuertos Argentina 2000 144A PIK 9.375% 2/1/27 #, *	184,362	149,794
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	200,000	176,000
DAE Funding 144A 3.375% 3/20/28 #	200,000	206,000
Delta Air Lines
144A 7.00% 5/1/25 #	685,000	794,763
7.375% 1/15/26	215,000	247,151

Mileage Plus Holdings 144A 6.50% 6/20/27 #	350,000	383,250
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #, ^	200,000	152,500
Southwest Airlines
5.125% 6/15/27	265,000	313,984
5.25% 5/4/25	265,000	304,366

Union Pacific 3.25% 2/5/50	90,000	97,205
		3,272,678
Utilities — 0.40%
Essential Utilities
2.704% 4/15/30	75,000	80,437
3.351% 4/15/50	75,000	80,924

KazTransGas JSC 144A 4.375% 9/26/27 #	400,000	458,702
		620,063
Total Corporate Bonds (cost $68,902,009)		73,630,432

Municipal Bonds — 0.03%
South Carolina Public Service Authority Series D 4.77% 12/1/45	30,000	39,493
Total Municipal Bonds (cost $33,717)		39,493

Non-Agency Asset-Backed Securities — 1.49%
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.124% 11/25/36 •	206,231	213,212
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Ford Credit Auto Lease Trust
Series 2019-B A2A 2.28% 2/15/22	67,603	$67,685
Series 2021-A B 0.47% 5/15/24	140,000	140,081

Ford Credit Auto Owner Trust Series 2018-1 A 144A 3.19% 7/15/31 #	160,000	175,827
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	43,750	41,489
Hyundai Auto Lease Securitization Trust Series 2020-A A2 144A 1.90% 5/16/22 #	187,052	187,807
Hyundai Auto Receivables Trust Series 2020-C A2 0.26% 9/15/23	150,000	150,084
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	24,269	24,313
Series 2020-A A2 1.82% 3/15/22	47,553	47,702
Mercedes-Benz Master Owner Trust
Series 2019-AA A 144A 0.477% (LIBOR01M + 0.35%) 5/15/23 #, •	390,000	390,360
Series 2019-BA A 144A 2.61% 5/15/24 #	100,000	103,024

PFS Financing Series 2020-G A 144A 0.97% 2/15/26 #	500,000	504,459
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #, •	10,165	10,200
Series 2015-6 A1B 144A 2.75% 4/25/55 #, •	18,785	18,933
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	33,508	34,131
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	34,965	35,632
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	52,873	54,605

NQ-164 [1/21] 3/21 (1552108)    9

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Wendy's Funding Series 2018-1A A2I 144A 3.573% 3/15/48 #	77,600	$79,791
Total Non-Agency Asset-Backed Securities (cost $2,233,201)		2,279,335

Non-Agency Collateralized Mortgage Obligations — 2.13%
Chase Home Lending Mortgage Trust Series 2019-ATR2 A3 144A 3.50% 7/25/49 #, •	99,808	103,207
Connecticut Avenue Securities Trust Series 2019-R01 2M2 144A 2.58% (LIBOR01M + 2.45%) 7/25/31 #, •	77,650	77,849
Galton Funding Mortgage Trust Series 2018-1 A43 144A 3.50% 11/25/57 #, •	17,195	17,351
GS Mortgage-Backed Securities Trust Series 2020-PJ1 A1 144A 3.50% 5/25/50 #, •	110,687	113,540
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.41% 6/25/29 #, •	41,175	42,343
Series 2014-2 B2 144A 3.41% 6/25/29 #, •	41,175	42,177
Series 2014-IVR6 2A4 144A 2.26% 7/25/44 #, •	67,532	68,694
Series 2015-4 B1 144A 3.606% 6/25/45 #, •	78,166	81,415
Series 2015-4 B2 144A 3.606% 6/25/45 #, •	78,166	80,948
Series 2015-5 B2 144A 2.513% 5/25/45 #, •	85,488	87,819
Series 2015-6 B1 144A 3.558% 10/25/45 #, •	79,100	82,068
Series 2015-6 B2 144A 3.558% 10/25/45 #, •	79,100	81,639
Series 2016-4 B1 144A 3.86% 10/25/46 #, •	85,824	90,484
Series 2016-4 B2 144A 3.86% 10/25/46 #, •	90,549	94,581
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	20,262	20,702
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	69,640	$71,653
Series 2020-5 A3 144A 3.00% 12/25/50 #, •	378,009	386,248
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	120,000	123,048

Morgan Stanley Residential Mortgage Loan Trust Series 2020-1 A2A 144A 2.50% 12/25/50 #, •	497,347	518,232
New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	61,275	64,474
Sequoia Mortgage Trust
Series 2015-1 B2 144A 3.864% 1/25/45 #, •	28,927	29,709
Series 2015-2 B2 144A 3.738% 5/25/45 #, •	272,123	281,070
Series 2017-5 B1 144A 3.819% 8/25/47 #, •	233,745	248,620
Series 2019-CH1 A1 144A 4.50% 3/25/49 #, •	42,985	44,109

Wells Fargo Mortgage Backed Securities Trust Series 2020-3 A1 144A 3.00% 6/25/50 #, •	406,739	417,532
Total Non-Agency Collateralized Mortgage Obligations (cost $3,209,629)		3,269,512

Non-Agency Commercial Mortgage-Backed Securities — 7.43%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	225,000	253,222
Series 2017-BNK5 B 3.896% 6/15/60 •	95,000	106,292
Series 2017-BNK7 A5 3.435% 9/15/60	190,000	214,860
Series 2019-BN20 A3 3.011% 9/15/62	205,000	226,735
Series 2019-BN21 A5 2.851% 10/17/52	200,000	219,025

10    NQ-164 [1/21] 3/21 (1552108)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	400,000	$458,418
Series 2020-B19 A5 1.85% 9/15/53	835,000	848,224
Series 2020-B21 A5 1.978% 12/17/53	150,000	153,593
Series 2020-B22 A5 1.973% 1/15/54	200,000	204,612

Cantor Commercial Real Estate Lending Series 2019-CF2 A5 2.874% 11/15/52	200,000	218,559
CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57	100,000	109,394
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	185,000	210,592
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	120,000	131,903
Series 2016-P3 A4 3.329% 4/15/49	308,000	340,661
Series 2017-C4 A4 3.471% 10/12/50	120,000	136,216
Series 2019-C7 A4 3.102% 12/15/72	280,000	312,002
Series 2020-555 A 144A 2.647% 12/10/41 #	100,000	107,326
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	105,000	109,265
Series 2013-WWP A2 144A 3.424% 3/10/31 #	100,000	105,526
Series 2014-CR19 A5 3.796% 8/10/47	80,000	88,311
Series 2014-CR20 AM 3.938% 11/10/47	350,000	383,301
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Series 2015-3BP A 144A 3.178% 2/10/35 #	130,000	$140,397
Series 2015-CR23 A4 3.497% 5/10/48	115,000	127,556
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	165,000	182,844
Series 2016-C1 B 4.195% 5/10/49 •	25,000	26,595
Series 2016-C3 A5 2.89% 8/10/49	140,000	153,343

Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	250,000	261,903
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #, •	100,000	89,042
Series 2015-GC32 A4 3.764% 7/10/48	75,000	84,000
Series 2017-GS5 A4 3.674% 3/10/50	175,000	198,882
Series 2017-GS6 A3 3.433% 5/10/50	115,000	129,308
Series 2018-GS9 A4 3.992% 3/10/51 •	130,000	150,790
Series 2018-GS9 B 4.321% 3/10/51 •	125,000	141,116
Series 2019-GC39 A4 3.567% 5/10/52	70,000	80,147
Series 2019-GC42 A4 3.001% 9/1/52	1,015,000	1,122,177
Series 2020-GC47 A5 2.377% 5/12/53	1,095,000	1,157,741

NQ-164 [1/21] 3/21 (1552108)    11

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	255,000	$287,054
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	290,000	328,207
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	150,000	150,032
Series 2015-JP1 A5 3.914% 1/15/49	170,000	193,270
Series 2016-JP2 AS 3.056% 8/15/49	180,000	192,672
Series 2016-WIKI A 144A 2.798% 10/5/31 #	105,000	105,418
Series 2016-WIKI B 144A 3.201% 10/5/31 #	85,000	85,281

LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	38,899	22,460
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	100,000	108,886
Series 2015-C26 A5 3.531% 10/15/48	120,000	134,265
Series 2016-C29 A4 3.325% 5/15/49	95,000	104,848

Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41 •	62,003	61,064
UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, •	150,000	151,432
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.617% 9/15/57	80,000	$89,495
Series 2016-BNK1 A3 2.652% 8/15/49	155,000	167,430
Series 2017-C38 A5 3.453% 7/15/50	140,000	158,282
Series 2020-C58 A4 2.092% 7/15/53	58,000	59,712
Total Non-Agency Commercial Mortgage-Backed Securities (cost $10,868,174)		11,383,686

Loan Agreements — 4.34%
Advantage Sales & Marketing 1st Lien 5.469% (LIBOR03M + 5.25%) 10/28/27 •	150,000	151,031
American Airlines Tranche B 2.127% (LIBOR01M + 2.00%) 12/14/23 •	69,669	65,016
Applied Systems 1st Lien 4.00% (LIBOR03M + 3.00%) 9/19/24 •	90,300	90,554
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	150,000	151,625
Aramark Services Tranche B-3 1.871% (LIBOR01M + 1.75%) 3/11/25 •	69,950	69,687
Array Technologies 5.00% (LIBOR01M + 4.00%) 10/14/27 •	78,000	78,520
Aruba Investments Holdings 1st Lien 4.75% (LIBOR03M + 4.00%) 11/24/27 •	40,000	40,350
Aruba Investments Holdings 2nd Lien TBD 11/24/28 X	40,000	40,500
Avantor Tranche B-4 3.50% (LIBOR01M + 2.50%) 11/8/27 •	95,000	95,693
Bausch Health 3.121% (LIBOR01M + 3.00%) 6/2/25 •	74,828	75,076

12    NQ-164 [1/21] 3/21 (1552108)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Berry Global Tranche Y 2.133% (LIBOR01M + 2.00%) 7/1/26 •	98,500	$98,438
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%) 11/15/21 •	49,332	47,679
Buckeye Partners 2.897% (LIBOR01M + 2.75%) 11/1/26 •	92,350	92,581
Caesars Resort Collection Tranche B-1 4.621% (LIBOR01M + 4.50%) 7/21/25 •	64,838	64,942
Calpine
2.38% (LIBOR01M + 2.25%) 4/5/26 •	49,250	49,231
2.63% (LIBOR01M + 2.50%) 12/2/27 •	25,920	25,970

Carnival 8.50% (LIBOR01M + 7.50%) 6/30/25 •	49,750	51,454
Charter Communications Operating Tranche B2 1.88% (LIBOR01M + 1.75%) 2/1/27 •	101,763	101,763
Chemours Tranche B-2 1.88% (LIBOR01M + 1.75%) 4/3/25 •	139,454	138,582
CityCenter Holdings 3.00% (LIBOR01M + 2.25%) 4/18/24 •	98,219	97,323
Core & Main 3.75% (LIBOR03M + 2.75%) 8/1/24 •	140,639	140,727
CSC Holdings 2.627% (LIBOR01M + 2.50%) 4/15/27 •	63,546	63,466
DaVita Tranche B-1 1.871% (LIBOR01M + 1.75%) 8/12/26 •	123,441	123,356
EFS Cogen Holdings I Tranche B 4.50% (LIBOR03M + 3.50%) 10/1/27 •	69,146	69,183
Ensemble RCM 3.962% (LIBOR03M + 3.75%) 8/3/26 •	74,063	74,317
Epicor Software 2nd Lien TBD 7/31/28 X	85,000	89,303
Epicor Software Tranche B 5.25% (LIBOR01M + 4.25%) 7/30/27 •	134,662	135,555
	Principal amount°	Value (US $)

Loan Agreements (continued)

ESH Hospitality 2.121% (LIBOR01M + 2.00%) 9/18/26 •	95,165	$94,779
Frontier Communications 5.75% (LIBOR01M + 4.75%) 10/8/21 •	150,000	150,656
Gardner Denver Tranche B-1 1.871% (LIBOR01M + 1.75%) 3/1/27 •	71,814	71,795
Gray Television Tranche B-2 2.394% (LIBOR01M + 2.25%) 2/7/24 •	107,721	107,532
Grupo Aeromexico
10.00% (LIBOR03M + 2.00%) 12/31/21 =, •	130,000	130,000
13.50% (LIBOR03M + 12.50%) 8/19/22 =, •	23,135	23,135

Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	144,275	145,838
HCA Tranche B-12 1.871% (LIBOR01M + 1.75%) 3/13/25 •	225,388	226,113
Heartland Dental 3.621% (LIBOR01M + 3.50%) 4/30/25 •	94,757	92,803
Hilton Worldwide Finance Tranche B-2 1.88% (LIBOR01M + 1.75%) 6/22/26 •	35,550	35,466
Informatica 3.371% (LIBOR01M + 3.25%) 2/25/27 •	141,094	140,976
Informatica 2nd Lien 7.125% 2/25/25 •	111,000	113,914
IQVIA Tranche B-3 2.004% (LIBOR03M + 1.75%) 6/11/25 •	141,375	141,607
Iron Mountain Information Management Tranche B 1.871% (LIBOR01M + 1.75%) 1/2/26 •	119,711	119,262
JBS USA LUX 2.121% (LIBOR01M + 2.00%) 5/1/26 •	24,563	24,593
LS Group OpCo Acquisition 4.25% (LIBOR03M + 3.50%) 11/2/27 •	90,000	90,506
Milano Acquisition Tranche B 4.75% (LIBOR03M + 4.00%) 10/1/27 •	125,000	125,469

NQ-164 [1/21] 3/21 (1552108)    13

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27 •	50,000	$53,389
Numericable US Tranche B-11 2.897% (LIBOR01M + 2.75%) 7/31/25 •	66,027	65,305
Numericable US Tranche B-13 4.127% (LIBOR01M + 4.00%) 8/14/26 •	34,213	34,293
ON Semiconductor Tranche B-4 2.121% (LIBOR01M + 2.00%) 9/19/26 •	73,973	74,276
Penn National Gaming Tranche B-1 3.00% (LIBOR01M + 2.25%) 10/15/25 •	109,267	109,070
PG&E 6.75% (PRIME + 3.50%) 6/23/25 •	149,250	150,960
PQ Tranche B 2.462% (LIBOR03M + 2.25%) 2/8/27 •	91,882	91,965
Prestige Brands Tranche B-4 2.121% (LIBOR01M + 2.00%) 1/26/24 •	68,923	69,160
Pretium PKG Holdings 1st Lien 4.75% (LIBOR03M + 4.00%) 11/5/27 •	65,000	65,528
RP Crown Parent Tranche B-1 4.00% (LIBOR01M + 3.00%) 2/2/26 •	109,450	109,655
Ryan Specialty Group 4.00% (LIBOR01M + 3.25%) 9/1/27 •	59,850	60,025
Scientific Games International Tranche B-5 2.871% (LIBOR01M + 2.75%) 8/14/24 •	186,752	184,374
Sinclair Television Group Tranche B 2.38% (LIBOR01M + 2.25%) 1/3/24 •	121,839	121,443
Spirit Aerosystems 6.00% (LIBOR01M + 5.25%) 1/15/25 •	80,000	81,200
SS&C Technologies Tranche B-3 1.871% (LIBOR01M + 1.75%) 4/16/25 •	47,987	47,817
SS&C Technologies Tranche B-4 1.871% (LIBOR01M + 1.75%) 4/16/25 •	36,541	36,412
	Principal amount°	Value (US $)

Loan Agreements (continued)

Terrier Media Buyer 4.371% (LIBOR01M + 4.25%) 12/17/26 •	51,480	$51,603
Transdigm Tranche F 2.371% (LIBOR01M + 2.25%) 12/9/25 •	127,034	125,009
TricorBraun TBD 1/29/28 X	44,901	44,676
UKG 4.00% (LIBOR03M + 3.25%) 5/4/26 •	369,075	371,126
Ultimate Software Group 1st Lien 3.871% (LIBOR01M + 3.75%) 5/4/26 •	216,969	218,139
Vertical Midco Tranche B 4.496% (LIBOR06M + 4.25%) 7/30/27 •	124,687	125,882
Vistra Operations 1.872% (LIBOR01M + 1.75%) 12/31/25 •	213,102	213,502
Total Loan Agreements (cost $6,587,685)		6,661,175

Sovereign Bonds — 3.40%Δ
Argentina — 0.06%
Argentine Republic Government International Bonds
0.125% 7/9/30 ~	250,260	96,350
1.00% 7/9/29	8,695	3,626
		99,976
Armenia — 0.13%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #	200,000	194,002
		194,002
Bermuda — 0.13%
Bermuda Government International Bond 144A 2.375% 8/20/30 #	200,000	207,500
		207,500
Brazil — 0.13%
Brazilian Government International Bond 4.75% 1/14/50	200,000	201,000
		201,000
Dominican Republic — 0.10%
Dominican Republic International Bond 144A 4.875% 9/23/32 #	150,000	160,537
		160,537

14    NQ-164 [1/21] 3/21 (1552108)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Egypt — 0.30%
Egypt Government International Bonds
144A 5.75% 5/29/24 #	225,000	$242,727
144A 8.70% 3/1/49 #	200,000	223,472
		466,199
El Salvador — 0.11%
El Salvador Government International Bond 144A 7.125% 1/20/50 #	175,000	162,487
		162,487
Honduras — 0.15%
Honduras Government International Bond 144A 5.625% 6/24/30 #	200,000	225,300
		225,300
Ivory Coast — 0.14%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	200,000	220,785
		220,785
Jordan — 0.14%
Jordan Government International Bond 144A 4.95% 7/7/25 #	200,000	214,134
		214,134
Panama — 0.19%
Panama Government International Bond 3.75% 3/16/25	261,000	288,184
		288,184
Paraguay — 0.16%
Paraguay Government International Bond 144A 4.95% 4/28/31 #	200,000	240,002
		240,002
Peru — 0.14%
Peruvian Government International Bond 2.392% 1/23/26	200,000	211,900
		211,900
Philippines — 0.14%
Philippine Government International Bond 2.457% 5/5/30	200,000	213,752
		213,752
	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Qatar — 0.30%
Qatar Government International Bonds
144A 3.40% 4/16/25 #	200,000	$220,203
144A 4.00% 3/14/29 #	200,000	235,225
		455,428
Romania — 0.18%
Romanian Government International Bond 144A 3.00% 2/14/31 #	260,000	276,262
		276,262
Saudi Arabia — 0.14%
Saudi Government International Bond 144A 2.90% 10/22/25 #	200,000	215,387
		215,387
Senegal — 0.14%
Senegal Government International Bond 144A 6.75% 3/13/48 #	200,000	213,885
		213,885
South Africa — 0.13%
Republic of South Africa Government International Bond 5.75% 9/30/49	200,000	193,305
		193,305
Trinidad and Tobago — 0.14%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #	200,000	214,130
		214,130
Turkey — 0.12%
Turkey Government International Bond 5.75% 5/11/47	200,000	183,570
		183,570
Uruguay — 0.08%
Uruguay Government International Bond 4.375% 1/23/31	100,000	120,533
		120,533

NQ-164 [1/21] 3/21 (1552108)    15

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio (Unaudited)
	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Uzbekistan — 0.15%
Republic of Uzbekistan Bond 144A 5.375% 2/20/29 #	200,000	$229,716
		229,716
Total Sovereign Bonds (cost $4,893,470)		5,207,974

Supranational Bank — 0.28%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #	200,000	219,212
Central American Bank For Economic Integration 144A 2.00% 5/6/25 #	200,000	210,336
Total Supranational Bank (cost $399,972)		429,548

US Treasury Obligations — 8.49%
US Treasury Bond 1.625% 11/15/50	285,000	270,973
US Treasury Inflation Indexed Note 0.125% 7/15/30	2,659,221	2,992,619
US Treasury Notes
0.375% 1/31/26	85,000	84,764
0.875% 11/15/30	9,855,000	9,670,989
Total US Treasury Obligations (cost $13,004,194)		13,019,345
	Number of shares
Short-Term Investments — 8.14%
Money Market Mutual Funds — 8.14%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	3,121,115	3,121,115
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	3,121,115	3,121,115
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	3,121,115	3,121,115
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	3,121,115	$3,121,115
Total Short-Term Investments (cost $12,484,460)		12,484,460

Total Value of Securities—103.97% (cost $152,826,417)		159,390,463
Liabilities Net of Receivables and Other Assets—(3.97%)		(6,092,514)
Net Assets Applicable to 14,768,960 Shares Outstanding—100.00%		$153,297,949
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of Rule 144A securities was $44,113,890, which represents 28.78% of the Portfolio's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.
*	PIK. 100% of the income received was in the form of principal.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
X	This loan will settle after January 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

16    NQ-164 [1/21] 3/21 (1552108)

(Unaudited)
Δ	Securities have been classified by country of origin.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at January 31, 2021.
Unfunded Loan Commitments
The Portfolio may invest in floating rate loans. In connection with these investments, the Portfolio may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at January 31, 2021:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Grupo Aeromexico 13.50% 8/19/22	$82,520	$82,520	$82,520	$—
TricorBraun TBD 1/29/28	10,099	10,099	10,099	—
The following foreign currency exchange contracts and futures contracts were outstanding at January 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
TD	EUR	420,000	USD	(509,819)	2/1/21	$(96)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
89	US Treasury 5 yr Notes	$11,202,875	$11,203,086	3/31/21	$—	$(211)	$(4,867)
9	US Treasury 10 yr Ultra Notes	1,384,453	1,411,686	3/22/21	—	(27,233)	(4,500)
(52)	US Treasury 10 yr Notes	(7,125,625)	(7,171,747)	3/22/21	46,122	—	11,375
Total Futures Contracts			$5,443,025		$46,122	$(27,444)	$2,008
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in the Portfolio’s net assets.
Summary of abbreviations:
BB – Barclays Bank
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
DIFC – Dubai International Financial Centre
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
NQ-164 [1/21] 3/21 (1552108)    17

Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Core Plus Bond Portfolio (Unaudited)
Summary of abbreviations: (continued)
JPM – JPMorgan
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TBA – To be announced
TBD – To be determined
TD – TD Bank
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
18    NQ-164 [1/21] 3/21 (1552108)